SCHEDULE OF DECOMMISSIONING OBLIGATIONS (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations, beginning of the year	$ 552,594	$ 552,594	$ 271,402	$ 1,942,075
Obligations acquired			258,726
Obligations derecognized			(125,511)	(116,192)
Change in estimates			117,921
Accretion expense	16,476	24,714	19,907	49,700
Reclassification to liabilities held for sale				(1,591,097)
Foreign exchange movement			10,149	(13,084)
	569,070	577,308	552,594	271,402
Decommissioning obligations, beginning of the year	552,594	552,594	271,402
Decommissioning obligation	$ 569,070	$ 577,308	$ 552,594	$ 271,402